Transactions With Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Salaries and fees	£ 3,906,401	£ 5,045,302	£ 5,028,434
Performance-related payments	748,495	3,896,382	5,194,317
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,047,986	1,386,439	1,467,011
Expenses	2,579	42,526	25,198
Total remuneration	5,705,461	10,370,649	11,714,960
Short-term employee benefits	17,886,869	23,238,187	24,445,189
Post-employment benefits	2,107,544	3,674,772	2,399,261
Total Compensation	£ 19,994,413	£ 26,912,959	£ 26,844,450